Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Beginning balance	¥ 1,583,130	¥ 1,414,435	¥ 1,172,218
Foreign exchange impact	25,144	24,719	117,540
Accretion to redemption value of redeemable non-controlling interests	162,076	143,976	124,677
Ending balance	¥ 1,770,350	¥ 1,583,130	¥ 1,414,435